Financial Instruments - Concentration of Credit Risk (Table) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	6 Months Ended
Jun. 30, 2025
BP Gas Marketing Limited ("BP") [Member]
Product Information [Line Items]
Concentration Risk, Percentage	17.00%
Bonny Gas Transport Limited (BGT) [Member]
Product Information [Line Items]
Concentration Risk, Percentage	14.00%
Cheniere Marketing International LLP (Cheniere) [Member]
Product Information [Line Items]
Concentration Risk, Percentage	13.00%
Hapag-Lloyd Aktiengesellschaft (Hapag-Lloyd) [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%
Hartree Partners Power & Gas Company (UK) Limited (Hartree) [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%